Note 3 - Loans and Allowance for Loan Losses (Details) - Loan Portfolio by Credit Quality (USD $)	Dec. 31, 2013	Dec. 31, 2012
Real Estate Construction [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	$ 31,433,000	$ 35,775,000
Real Estate Construction [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	7,253,000	6,868,000
Real Estate Construction [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	683,000	5,581,000
Real Estate Construction [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality	3,897,000	693,000
Real Estate Construction [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	43,266,000	48,917,000
Real Estate Construction [Member]
Rating:
Loan Balance by Credit Quality	43,266,130	48,917,296
Real Estate Commercial [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	169,135,000	156,448,000
Real Estate Commercial [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	4,721,000	4,976,000
Real Estate Commercial [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	5,224,000	6,337,000
Real Estate Commercial [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	179,080,000	167,761,000
Real Estate Commercial [Member]
Rating:
Loan Balance by Credit Quality	179,079,433	167,760,850
One to Four Family Units [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	83,341,000	94,209,000
One to Four Family Units [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	8,954,000	1,636,000
One to Four Family Units [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	1,503,000	3,507,000
One to Four Family Units [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality		30,000
One to Four Family Units [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	93,798,000	99,382,000
One to Four Family Units [Member]
Rating:
Loan Balance by Credit Quality	93,797,650	99,381,934
Multi-Family Units [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	45,768,000	45,133,000
Multi-Family Units [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	420,000	1,272,000
Multi-Family Units [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	46,188,000	46,405,000
Multi-Family Units [Member]
Rating:
Loan Balance by Credit Quality	46,188,434	46,405,034
Commercial Loans [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	78,622,000	88,230,000
Commercial Loans [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	9,161,000	2,255,000
Commercial Loans [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	2,738,000	4,742,000
Commercial Loans [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality	2,201,000
Commercial Loans [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	92,722,000	95,227,000
Commercial Loans [Member]
Rating:
Loan Balance by Credit Quality	92,721,783	95,226,762
Consumer and Other Loans [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	16,743,000	15,840,000
Consumer and Other Loans [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	107,000	93,000
Consumer and Other Loans [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	453,000	784,000
Consumer and Other Loans [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	17,303,000	16,717,000
Consumer and Other Loans [Member]
Rating:
Loan Balance by Credit Quality	17,303,392	16,716,858
Pass [Member]
Rating:
Loan Balance by Credit Quality	425,042,000	435,635,000
Special Mention [Member]
Rating:
Loan Balance by Credit Quality	30,616,000	17,100,000
Substandard [Member]
Rating:
Loan Balance by Credit Quality	10,601,000	20,951,000
Doubtful [Member]
Rating:
Loan Balance by Credit Quality	6,098,000	723,000
Total [Member]
Rating:
Loan Balance by Credit Quality	$ 472,357,000	$ 474,409,000